File Nos. 333-05675
                                                                       811-07665


    As filed with the Securities and Exchange Commission on December 31, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 5

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 7
                              ---------------------

                               FBR FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)
                                  Potomac Tower
                          1001 Nineteenth Street North
                               Arlington, VA 22209
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (703) 312-9583

Robert S. Smith, Esq.                                Copy To:
Friedman, Billings, Ramsey & Co., Inc.               Jack W. Murphy, Esq.
Potomac Tower                                        Dechert Price & Rhoads
1001 Nineteenth Street North                         1775 Eye Street, N.W.
Arlington, VA  22209                                 Washington, D.C.  20006
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

                 immediately  upon filing  pursuant to paragraph  (b)
          ----
                 on [date] pursuant to  paragraph  (b)
          ----
                 60 days after  filing  pursuant to paragraph (a)(1)
          ----
            X    on March 1, 1999  pursuant to  paragraph  (a)(1)
          ----
                 75 days after filing  pursuant  to  paragraph  (a)(2)
          ----
                 on [date]  pursuant to paragraph (a)(2) of Rule 485
          ----

                               FBR FAMILY OF FUNDS
                                 ---------------


                           FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND








                                     [LOGO]
                                     [LOGO]






                                   PROSPECTUS
                                  March 1, 1999



                               Investment Adviser
                             FBR Fund Advisers, Inc.
                                  Potomac Tower
                          1001 Nineteenth Street North
                               Arlington, VA 22209
                                 1-888-888-0025




                  As with all mutual funds, the Securities and
                   Exchange Commission has not judged whether
                              these funds are good
                 investments or whether the information in this
                      prospectus is adequate and accurate.
                 Anyone who indicates otherwise is committing a
                                 federal crime.

                                TABLE OF CONTENTS
                                -----------------


OVERVIEW OF FUNDS..............................................................1

FEES AND EXPENSES OF THE FUNDS.................................................5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED
         RISKS.................................................................6
         FINANCIAL SERVICES FUND...............................................6
         SMALL CAP FINANCIAL FUND..............................................7
         SMALL CAP VALUE FUND..................................................7
         REALTY GROWTH FUND....................................................8
         STRATEGIES OF ALL FUNDS...............................................8
         RISKS.................................................................9

INVESTMENT ADVISER............................................................11

INVESTING IN THE FUNDS........................................................12
         DETERMINATION OF NET ASSET VALUE.....................................12
         HOW TO BUY SHARES....................................................13
         HOW TO REDEEM SHARES.................................................15

SHAREHOLDER SERVICES..........................................................18
         CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS....................18
         TAX-SHELTERED RETIREMENT PLANS.......................................18
         EXCHANGE PRIVILEGE...................................................18

OTHER IMPORTANT INVESTMENT INFORMATION........................................19
         DISTRIBUTION FEES....................................................19
         DIVIDENDS AND DISTRIBUTIONS..........................................19
         TAXES................................................................19
         FINANCIAL HIGHLIGHTS.................................................20
         ADDITIONAL INFORMATION...............................................24

                                OVERVIEW OF FUNDS


         The following discussion is an overview of the investment objectives, principal investment strategies and related risks of each of the Funds offered in this Prospectus. More information on the investment objectives, principal investment strategies and related risks of each of the Funds appears below under "Investment Objectives, Principal Investment Strategies and Related Risks."

FBR FINANCIAL SERVICES FUND

         The investment objective of the FBR Financial Services Fund ("Financial Services Fund") is capital appreciation. Under normal market conditions, the Financial Services Fund invests at least 65% of its total assets in equity securities of companies providing financial services to consumers and industry. Companies in the financial services group of industries include commercial banks, savings and loan associations, consumer and industrial financial companies, securities brokerage companies, insurance companies, real estate and leasing companies, companies that combine some or all of these businesses, and holding companies for each of the foregoing. The Financial Services Fund also invests in companies in the information technology industries that provide products and/or services to companies in the financial services group of industries. The companies in which the Financial Services Fund invests may have market capitalization of less than $500 million at the time of purchase.

FBR SMALL CAP FINANCIAL FUND

         The investment objective of the FBR Small Cap Financial Fund ("Small Cap Financial Fund") is capital appreciation. Under normal market conditions, the Small Cap Financial Fund invests at least 65% of its total assets in small capitalization ("small-cap") companies "principally engaged" in the business of providing financial services to consumers and industry. The Small Cap Financial Fund considers companies with market capitalization of less than $750 million to be small-cap companies. However, the Small Cap Financial Fund focuses its investments on companies with market capitalizations below $200 million. The Small Cap Financial Fund may invest up to 35% of its total assets in equity securities of companies that are not small-cap companies.

         An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. The Small Cap Financial Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans. These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services, and joint venture financing. Investments may include mortgage banking companies, government-sponsored enterprises, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which provide products and/or services to the types of companies listed above, and real estate investment trusts ("REITs"). The Small Cap Financial Fund may also hold securities of U.S. depository institutions whose customer deposits are insured by the Savings Association Insurance Fund or the Bank Insurance Fund.

FBR SMALL CAP VALUE FUND

         The investment objective of the FBR Small Cap Value Fund ("Small Cap Value Fund") is capital appreciation. Under normal market conditions, the Small Cap Value Fund invests at least 65% of its total assets in small-cap companies. Unlike the Small Cap Financial Fund, the Small Cap Value Fund considers small-cap companies to have market capitalizations of less than $1 billion, measured at the time of purchase. The Small Cap Value Fund may invest up to 35% of its total assets in equity securities of companies with larger market capitalizations. Investments in these companies will consist primarily of common stocks, but may include preferred stocks, convertible bonds, and warrants.

FBR REALTY GROWTH FUND

         The investment objective of the FBR Realty Growth Fund ("Realty Growth Fund") is capital appreciation, with current income as a secondary objective. Under normal conditions, the Realty Growth Fund invests at least 65% of its total assets in the equity securities of REITs and other real estate industry companies. The Realty Growth Fund's investments in real estate industry companies will consist of companies that derive at least 50% of their gross revenues or net profits from the ownership, development construction, financing, management or sale of commercial, industrial or residential real estate. In addition to REITs, real estate industry companies include brokers or real estate developers, as well as companies with substantial real estate holdings (i.e., at least 50% of their total assets), such as paper and lumber producers and hotel and entertainment companies.

PRINCIPAL RISKS

         The following discussion is a summary of the principal risks associated with investing in the Funds that can adversely affect the net asset value and total return of the Funds. Loss of money is a risk of investing in any of the Funds.

         The Financial Services Fund and the Small Cap Financial Fund (the "Financial Funds") are intended for aggressive investors who are seeking above-average  gains  and  are  willing  to  accept  the  risks  involving  with concentrating their investments in securities within an industry or group of industries. Because of their narrow industry focus, the performance of the Financial Funds is tied closely to and affected by developments in the financial services industry, such as the possibility that government regulation will negatively impact companies involved in the financial services industry. Financial services companies are also influenced by adverse effects of volatile interest rates, and other factors, which are described in more detail below. See "Investment Objectives, Principal Investment Strategies and Related Risks--Risks."

         Investing in the Small Cap Financial Fund and the Small Cap Value Fund involves the risks of investing in small-cap companies, which generally involve greater risk than investing in larger, more established companies. The market price of securities of small-cap companies may be more volatile than securities of larger, more established companies. Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Typically, there is less publicly available information concerning small-cap companies than for larger, more established companies

         Although the Realty Growth Fund does not invest directly in real estate, it invests primarily in securities of real estate industry companies, and, therefore, an investment in the Realty Growth Fund is subject to risks associated with the ownership of real estate. These risks include:


o    declines in real estate values          o    general and local economic downturns
o    limited credit markets                  o    extended vacancies of rental properties
o    overbuilding                            o    casualty or condemnation losses
o    costs associated with environmental     o    increases in competition,  property taxes and
     problems                                     operating expenses
o    local governmental regulation           o    uninsured damages from natural disasters


         REITs are subject to additional risks related to the credit quality and value of the underlying property owned. A shareholder's return will be reduced not only by his or her proportionate share of the expenses of the Fund, but also, indirectly, by similar expenses of the REITs in which the Fund invests.

         The Small Cap Value Fund and the Realty Growth Fund are "non-diversified" funds. Compared to other funds, each of these Funds may invest a greater percentage of its assets in a particular issuer. To the extent that either Fund is less diversified, it may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

         The bar charts below show the annual total returns for the Funds for each calendar year during the life of the Funds through December 31, 1998. The charts indicate risk by illustrating how much returns can vary from year to year. Because the Funds' fiscal years do not coincide with the calendar year end, the year to date return through the end of the last fiscal quarter is shown in the last column of the charts. The Funds' past performance is no guarantee of future results.

                         [Insert Risk Return Bar Charts]

         The Funds can also experience short-term performance swings, as shown in the charts below by the best and worst calendar quarter returns of each Fund during the years depicted in the charts. As noted above, the Funds' past performance is no guarantee of future results.

                             Financial Services Fund

                              Quarter Ended                         Total Return
                              -------------                         ------------
Best Quarter                      _____                                 _____
Worst Quarter                     _____                                 _____

                            Small Cap Financial Fund

                              Quarter Ended                         Total Return
                              -------------                         ------------
Best Quarter                       _____                                _____
Worst Quarter                      _____                                _____

                              Small Cap Value Fund

                              Quarter Ended                         Total Return
                              -------------                         ------------
Best Quarter                      _____                                 _____
Worst Quarter                     _____                                 _____

                               Realty Growth Fund

                              Quarter Ended                         Total Return
                              -------------                         ------------
Best Quarter                      _____                                 _____
Worst Quarter                     _____                                 _____

         In the table below, the Financial Services Fund's average total returns for the 1-year period through December 31, 1998 is compared with the S&P 500(R), a widely recognized unmanaged index of stock performance, and the Lipper Financial Services Fund Index, an index of performance of mutual funds that invest primarily in the financial services sector.

                          Average Annual Total Returns
                      (for periods ended December 31, 1998)

                                             1 Year             Since Inception
                                             ------             ---------------
Financial Service Fund                        _____                 _____
S&P 500(R)*                                   _____                 _____
Lipper Financial Services Fund Index*         _____                 _____

-----------------
* Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.

         In the table below, the Small Cap Financial Fund's average total returns for the 1-year period through December 31, 1998 is compared with the Russell 2000 Index, an unmanaged index of small capitalization companies, and the Lipper Financial Services Fund Index, an index of mutual funds that invest primarily in the financial services sector.

                          Average Annual Total Returns
                      (for periods ended December 31, 1998)

                                             1 Year             Since Inception
                                             ------             ---------------
Small Cap Financial Fund                     _____                  _____
Russell 2000 Index*                          _____                  _____
Lipper Fund Index*                           _____                  _____

-----------------
*    Investors  should note that the Fund is a   professionally  managed  mutual
     fund while the indices are unmanaged, do not incur expenses and are not available for investment.

         In the table below, the Small Cap Value Fund's average total returns for the 1-year period through December 31, 1998 is compared with the Russell 2000 Index, an unmanaged index of small capitalization companies, and the Lipper Small Cap Fund Index, an index of mutual funds that invest primarily in small capitalization securities.

                          Average Annual Total Returns
                      (for periods ended December 31, 1998)

                                             1 Year             Since Inception
                                             ------             ---------------
Small Cap Value Fund                          _____                  _____
Russell 2000 Index*                           _____                  _____
Lipper Small Cap Fund Index*                  _____                  _____

-----------------
*    Investors  should note that the Fund is a   professionally  managed  mutual
     fund while the indices are unmanaged, do not incur expenses and are not available for investment.

         In the table below, the Realty Growth Fund's average total returns for the 1-year period through December 31, 1998 is compared with the S&P 500(R), a widely recognized unmanaged index of stock performance, and the NAREIT Total Return Index, an unmanaged index of REIT performance.

                          Average Annual Total Returns
                      (for periods ended December 31, 1998)

                                             1 Year             Since Inception
                                             ------             ---------------
Realty Growth Fund                            _____                 _____
S&P 500(R)*                                   _____                 _____
NAREIT Total Return Index*                    _____                 _____

-----------------
* Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.

                         FEES AND EXPENSES OF THE FUNDS

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge  Imposed on Purchases                                 NONE
Maximum  Deferred  Sales Charge                                            NONE
Maximum Sales Charge Imposed on Reinvested Dividends                       NONE
Redemption Fee on Shares held 90 days or less (as a percentage of the
     redemption amount)*                                                   1.00%
Exchange Fee                                                               NONE

---------------
* In addition, a $15.00 redemption fee will be charged for all payments by wire made through the Funds' transfer agent.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                                        Financial       Small Cap        Small Cap       Realty
                                                         Services       Financial          Value         Growth
                                                           Fund            Fund            Fund           Fund
                                                        ---------       ---------        ---------       ------

Investment Advisory Fees                                 0.90%           0.90%           0.90%            1.00%
Distribution (12b-1) Fees                                0.25%           0.25%           0.25%            0.25%
Other Expenses                                           0.72%           0.62%           1.10%            4.16%
                                                         -----           -----           -----            -----
Total Annual Fund Operating Expenses                     1.87%           1.77%           2.25%            5.41%
                                                         =====           =====           =====            =====
Fee Waiver and Expense Reimbursement*                    0.00%           0.00%           0.30%            3.41%
                                                         =====           =====           =====            =====
Net Expenses*                                            1.87%           1.77%           1.95%            2.00%
                                                         =====           =====           =====            =====

--------------------
*    Pursuant  to a  written   contract  between  the  Adviser and the Fund, the
     Adviser has agreed to waive a portion of its  investment  advisory fees and assume  certain  expenses  of each Fund other than  brokerage  commissions, extraordinary items, interest and taxes to the extent annual fund operating expenses exceed 1.95% of each Fund's average daily net assets for Financial
     Services  Fund,  Small Cap Financial  Fund and Small Cap Value Fund, and to
     the extent annual fund  operating  expenses  exceed 2.00% the average daily net assets of Realty Growth Fund.  The Adviser has agreed to maintain these expense limitations with regard to each Fund through October 31, 1999.


Example

         These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

         These Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year         3 years        5 years       10 years
                           ------         -------        -------       --------

Financial Services Fund     $190           $588           $1,011        $2,190
Small Cap Financial Fund    $180           $557            $959         $2,084
Small Cap Value Fund        $198           $612           $1,052        $2,275
Realty Growth Fund          $203           $627           $1,078        $2,327


             INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                               AND RELATED RISKS

FINANCIAL SERVICES FUND

         The investment objective of the Financial Services Fund is capital appreciation. Under normal market conditions, the Financial Services Fund invests at least 65% of its total assets in equity securities of companies providing financial services to consumers and industries. Companies in the financial services group of industries include commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, companies that combine some or all of these businesses, and holding companies for each of the foregoing. The Fund may also invest in companies in the information technology industries that provide products and/or services to companies in the financial services group of industries. The strategy of investing in these types of companies may lead to investments in companies with market capitalization of less than $500 million at the time of purchase.

         The Fund will not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities

SMALL CAP FINANCIAL FUND

         The investment objective of the Small Cap Financial Fund is capital appreciation. Under normal market conditions, the Small Cap Financial Fund invests at least 65% of its total assets in small capitalization ("small-cap") companies "principally engaged" in the business of providing financial services to consumers and industry. The Small Cap Financial Fund considers a small-cap company to be one that has market capitalization of less than $750 million, measured at the time of purchase. However, the Small Cap Financial Fund anticipates focusing its investments on companies with market capitalizations below $200 million.

         An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans. These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services, and joint venture financing. Investments may include mortgage banking companies, government-sponsored enterprises, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which provide products and/or services to the types of companies listed above, and real estate investment trusts ("REITs"). The Fund may also hold securities of U.S.
depository institutions whose customer deposits are insured by the Savings Association Insurance Fund or the Bank Insurance Fund.

         The Fund will not invest more than 5% of its total assets in the equity-related securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

SMALL CAP VALUE FUND

         The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund invests in small-cap companies whose securities' market price the Adviser believes is undervalued or not reflective of the prospect for accelerating earnings and/or cash flow growth. Unlike the Small Cap Financial Fund, the Small Cap Value Fund considers small-cap companies to have market capitalizations of less than $1 billion, measured at the time of purchase.

         The Small Cap Value Fund's investments will focus on companies that will have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. Investments in these companies will consist primarily of common stocks, but may include preferred stocks, convertible bonds, and warrants. At least 65% of the Fund's assets will be invested in small-cap companies. However, once the 65% threshold is met, the Small Cap Value Fund may invest a portion of its assets in equity securities of companies that are not small-cap companies.

REALTY GROWTH FUND

         The investment objective of the Realty Growth Fund is capital appreciation, with current income as a secondary objective. The investment objective of the Realty Growth Fund may be changed without shareholder approval. Under normal conditions, the Realty Growth Fund invests at least 65% of its total assets in the equity securities of REITs and other real estate industry companies that the Adviser believes exhibit above average growth prospects. These securities may include securities of real estate industry companies or REITs that are large, well capitalized, and in favor; real estate industry companies or REITs that are out of favor and/or the Adviser believes are undervalued; and real estate industry companies or REITs that the Adviser believes have significant "turnaround" potential. In determining whether a security meets any of these requirements, the Adviser may take into account price-earnings ratios, cash flows, relationships of asset value to market prices of the securities, interest or dividend payment histories and other factors which it believes to be relevant. The Adviser may determine that a company has "turnaround" potential based on, for example, changes in management or financial restructurings.

         The Realty Growth Fund's investments in real estate industry companies will consist of companies that derive at least 50% of their gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate. In addition to REITs, real estate industry companies include brokers or real estate developers, as well as companies with substantial real estate holdings (i.e., at least 50% of their total assets), such as paper and lumber producers and hotel and entertainment companies.

         The Realty Growth Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

STRATEGIES OF ALL FUNDS

Temporary Defensive Positions

         The Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of a Fund are invested in temporary defensive positions, the fund may not achieve its investment objective. For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations. These may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and U.S. Government obligations.

Portfolio Turnover

         Each Fund may engage in short-term trading. Short-term trading refers to the practice of selling securities held for a short-time, ranging from several months to less than a day. The object of short-term trading is to take advantage of what the Adviser believes are changes in a market, industry or individual company. Any short-term trading would increase a Fund's transaction costs, which could affect the Fund's performance, and could result in higher levels of taxable realized gains to the Fund's shareholders.

RISKS

         Loss of money is a risk of investing in any of the Funds. Because each Fund invests primarily in equity securities, which fluctuate in value, each Fund's shares will fluctuate in value. When you sell your shares, they may be worth more or less than what you paid for them.

         Because of their narrow industry focus, the performance of the Financial Services Fund and the Small Cap Financial Fund are tied closely to and affected by the financial services industry. As is the case with other industries, companies in the financial services industry often face similar obstacles, issues, or regulatory burdens. Consequently, securities of financial services companies may react similarly and move in unison to changes in these or other market conditions.

         Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small-cap companies usually have more limited marketability. Because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices. Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and there typically is less publicly available information concerning small-cap companies than for larger, more established companies

         Securities of small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth. Securities of small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services industry where changes in interest rates and demand for financial services are so closely tied to the economy. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

         Another risk for the Financial Services Fund and the Small Cap Financial Fund is the possibility that government regulation will negatively impact companies involved in the financial services industry. Commercial banks, savings and loan institutions and their holding companies are also influenced by adverse effects of volatile interest rates, portfolio concentrations in loans to particular businesses, such as real estate and energy, and competition from new entrants in their areas of business. However, neither federal insurance of deposits nor regulation of the bank and savings and loan industries ensures the solvency or profitability of commercial banks or savings and loan institutions or their holding companies, or insures against the risk of investing in the equity securities issued by these institutions.

         Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation that may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. The profitability of these companies is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these companies, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.

         Investment banking, securities and commodities brokerage and investment advisory companies also are subject to governmental regulation and investments in those companies are subject to the risks related to securities and commodities trading and securities underwriting activities. Insurance companies are also subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business. The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions.

         The residential real estate finance industry has changed rapidly over the last decade and is expected to continue to change. Factors expected to continue driving change among the smaller capitalization issues include regulatory changes, consolidation, mutual conversion activity, management changes, residential loan demand, credit quality trends, interest rate movements and new business development. The Small Cap Financial Fund will be influenced by, among other things, potential regulatory changes, interest rate movements, the level of home mortgage demand and residential delinquency trends.

         Although the Realty Growth Fund does not invest directly in real estate, it invests primarily in securities of real estate industry companies, and, therefore, an investment in the Realty Growth Fund is subject to risks associated with the ownership of real estate. These risks include:


o    declines in real estate values              o    general and local economic downturns
o    limited credit markets                      o    extended vacancies of rental properties
o    overbuilding                                o    casualty or condemnation losses
o    costs associated with environmental         o    increases in competition,  property taxes and
     problems                                         operating expenses
o    local governmental regulation               o    uninsured damages from natural disasters


         Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended (which may also be affected by changes in the value of the underlying property). REITs are dependent upon management skills, often have limited diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "1940 Act"). Net investment income for REITs includes dividend and interest income, capital gains and return of capital. The return of capital amounts are estimated and are excluded from net investment income. Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities. When a shareholder invests in real estate indirectly through a Fund, the shareholder's return will be reduced not only by his or her proportionate share of the expenses of the Fund, but also, indirectly, by similar expenses of the REITs in which the Fund invests.

         The Small Cap Value Fund and the Realty Growth Fund are classified as a "non-diversified" investment companies under the 1940 Act, which means the Funds are not limited by the 1940 Act in the proportion of their assets that may be invested in the securities of a single issuer. To the extent that the Fund is less diversified, it may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Year 2000

         Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. In addition, companies in which the Funds invest may experience Year 2000 Problem difficulties which could affect the value of securities issued by them.

                               INVESTMENT ADVISER

         FBR Fund Advisers, Inc. (the "Adviser"), located at Potomac Tower, 1001 Nineteenth Street North, Arlington, VA 22209, is the investment adviser to the Funds.

Advisory Services Provided to the Funds

         The Adviser directs the investment of each Fund's assets, subject at all times to the supervision of the Board of Trustees of the FBR Family of Funds (the "Trust"). The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of the Funds' investments.

Experience of the Adviser

         The Adviser is registered with the Securities and Exchange Commission investment adviser. It is an affiliate of Friedman, Billings, Ramsey & Co., Inc., Friedman, Billings, Ramsey Investment Management, Inc. and FBR Offshore Management, Inc. The Adviser and its affiliates manage in excess of $700 million for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations. The Adviser was organized as a new company in 1996. As a result, the

Adviser has a short operating history as an investment manager of mutual funds, but its officers and employees are persons with extensive experience in managing investment portfolios.

Compensation of the Adviser

         For its services, the Adviser is entitled to receive a monthly fee, at an annual rate of 0.90% of the average daily net assets of the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, and 1.00% of the average daily net assets of the Realty Growth Fund. The Adviser may periodically waive all or a portion of its advisory fee with respect to each Fund. The Funds will not pay the Adviser at a later time for any fees waived.

Portfolio Managers

         The chart below lists the current portfolio manager or managers of each Fund and his business experience during the last five years. In each case, the current portfolio manager has served in that capacity since the commencement of the Fund's operations.


Fund Name                           Portfolio Manager(s)          Business Experience During Past 5 Years
---------                           --------------------          ---------------------------------------
Financial Services Fund and         David Ellison                 Mr.  Ellison  was  portfolio  manager  of the  Home
Small Cap Financial Fund                                          Finance  Portfolio  of Fidelity  Select  Portfolios
                                                                  from December 1985 until January 1997.

Small Cap Value Fund                Charles Thomas Akre, Jr.      Mr. Akre has been a registered  representative with
                                                                  Friedman,   Billings,  Ramsey  &  Co.,  Inc.  since
                                                                  February   1994  and  senior  vice   president   of
                                                                  Friedman,  Billings, Ramsey, Investment Management,
                                                                  Inc.  since  May  1993.   Prior  to  that,  he  was
                                                                  president of The Akre  Corporation,  an  investment
                                                                  manager.

Realty Growth Fund                  Winsor H. Aylesworth          Prior to the Fund's  conversion  to a series of the
                                                                  Trust in September 1998, Mr. Aylesworth  co-managed
                                                                  the Fund as an officer of GrandView Advisers,  Inc.
                                                                  Before  organizing  GrandView  Advisers,   Inc.  in
                                                                  1994,  Mr.  Aylesworth  was an  officer  of Bank of
                                                                  Boston  Corporation,   where  his  responsibilities
                                                                  included real estate and loan portfolio management.

                             INVESTING IN THE FUNDS

         All purchases and redemptions of a Fund's shares are made at the Fund's net asset value next determined after receipt of the order. You pay no sales charges to invest in the Funds.

DETERMINATION OF NET ASSET VALUE

         Your price for Fund shares is the Fund's net asset value per share, which is computed daily as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally

4:00 p.m., New York time) on each day that the NYSE is open (a "Business Day"). Each Fund determines its net asset value by dividing the value of its net assets (i.e., assets less liabilities) by the total number of shares outstanding. Each Fund's investments are valued based on market value. When market quotations are not readily available, the Funds use fair value as determined under procedures established by the Trustees.

HOW TO BUY SHARES

General

         You may buy shares of the Funds on any Business Day. The minimum initial investment is $2,000, or $1,000 if the investment is for IRAs, or pension, profit-sharing or other employee benefit plans ("Retirement Plans"). Additional investments must be at least $100. The Funds reserve the right to reject any purchase order or vary the initial and subsequent investment minimums at any time.

Buying Shares Through Brokers

         You may buy shares through a brokerage account maintained with the Distributor or with any dealer that has a sales agreement with the Distributor (an "Authorized Dealer"). If you buy shares this way, the price will be the Fund's net asset value next determined after a purchase order is received by the Distributor or an Authorized Dealer and payment is generally due on the next business day.

         You must provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes."

Buying Shares Through the Transfer Agent

         To purchase shares through the Transfer Agent, you should complete the application (the "Application") accompanying this Prospectus and forward it with payment by check or Federal Reserve Draft payable to the order of "FBR Family of Funds" c/o PFPC Inc., P.O. Box 8994, Wilmington, Delaware 19899-8994. You may make additional purchases of shares by mailing a check or Federal Reserve Draft payable to the order of "FBR Family of Funds" c/o PFPC Inc., P.O. Box 8994, Wilmington, Delaware 19899-8994. The name of the Fund must appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank that is a member of the Federal Reserve System. If you pay for shares by check, the shares will be priced at the net asset value next determined after the Transfer Agent receives the check in proper form. You may not purchase shares by submitting a check issued by a third party and endorsed over to the Funds.

         You may also buy shares by having your bank or broker wire Federal Funds to the Transfer Agent. The bank or broker may charge you a fee for this service. If you are sending Federal Funds by wire for an initial investment, please call the Transfer Agent at 1-800-821-3460 for instructions. You will still need to fully complete and sign the Application and mail it to us at the address shown. The Transfer Agent will not process redemptions until it receives a fully completed and signed Application.

         You should also notify the Transfer Agent before wiring funds for additional purchases.

Buying Shares Through the Distributor or Other Authorized Dealers

         You may buy shares through the Distributor or an Authorized Dealer by sending a check or Federal Reserve Draft or by wiring Federal Funds. Payment by check or Federal Reserve Draft must be received within three business days of receipt of the purchase order by the Distributor or Authorized Dealer. The Distributor or an Authorized Dealer is responsible for forwarding payment promptly to the Funds.

         Purchase orders received by the Distributor, an Authorized Dealer or the Transfer Agent prior to the close of regular trading on the NYSE (normally 4:00 p.m., New York time) on any day the Funds calculate their net asset values are priced according to applicable net asset value determined on that date. Purchase orders received after the close of regular trading on the NYSE are generally priced as of the time the net asset value is next determined.

         Shareholders whose shares are held through a brokerage account who desire to transfer such shares to another brokerage account should contact their current broker to effect the transfer.

         Some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals (collectively, "Investment Professionals") may charge their clients direct fees or impose conditions on investments in addition to or different from those described in this Prospectus. You should contact your Investment Professional concerning these fees and conditions (if any).
Investment Professionals are solely responsible for promptly transmitting purchase and redemption orders to the Funds.

In-Kind Purchases

         You may buy shares of the Funds "in-kind" through a transfer of securities as payment for the shares, if approved in advance by the Adviser. Securities used to purchase Fund shares must be appropriate investments for that Fund, must be consistent with the Fund's investment objective and policies, and must have readily available market quotations. The securities will be valued in accordance with the Funds' policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund in salable form. Whether a Fund will accept particular securities as payment will be decided in the sole discretion of the Adviser. If you are considering buying shares in this manner, please call 1-888-888-0025.

Systematic Investment Plan

         The Systematic Investment Plan allows you to buy shares of a Fund at regular intervals. If your bank or other financial institution allows automatic withdrawals, you may buy shares by having a designated account debited in the specified amount once a month, on or about the twentieth day of the month. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be used for participation in the Systematic Investment Plan. If you want to participate in the Systematic Investment Plan, please call the Transfer Agent at 1-800-821-3460 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets. Since the Systematic Investment Plan involves the continuous investment in a Fund regardless of fluctuating price levels of the Fund's shares, you should consider your financial ability to continue to purchase through periods of low price levels. The Funds may modify or terminate the Systematic Investment Plan at any time or charge a service fee. No fee is currently charged or contemplated.

HOW TO REDEEM SHARES

General

         You may redeem (sell) your shares on any Business Day. When a request is received in proper form, a Fund will redeem the shares at the next determined net asset value. The Funds generally do not impose any charges when you redeem your shares. However, if you redeem shares within 90 days of buying them, the Funds will charge a redemption fee of 1% of the amount redeemed. The Funds also charge this redemption fee if you exchange shares of a Fund for shares of the FBR Money Market Portfolio of the RBB Fund, Inc. within 90 days of your purchase of the shares (See "Shareholder Services--Exchange Privilege").

         Each Fund ordinarily will make payment for all shares redeemed within three days after receipt of a redemption request in proper form. However, if you purchased Fund shares by check and subsequently submit a redemption request by mail, the redemption proceeds will not be paid until the check used for the purchase has cleared, which may take up to 15 days. The Funds will not redeem shares by telephone or wire for a period of 15 days after you purchased those shares by check.

         Your account may be redeemed after 60 days written notice to you if your account's net asset value has fallen below [$1,000] due to redemptions. If you receive notice that your account will be redeemed, you may invest additional amounts in your account to bring the balance over [$1,000], thereby avoiding redemption.

Redeeming Through the Distributor or Authorized Dealers

         If you hold Fund shares through a brokerage account, you must submit redemption requests to your account executive or Authorized Dealer in person or by telephone, mail or wire. As the Funds' agent, the Distributor or another Authorized Dealer may honor a redemption request by repurchasing Fund shares from you at the shares' net asset value next computed after receipt of the request by the Distributor or Authorized Dealer. Under normal circumstances, redemption proceeds will be paid by check or credited to your brokerage account within three days. The Distributor and Authorized Dealers are responsible for promptly forwarding redemption requests to the Transfer Agent.

Redeeming Through the Transfer Agent

         Redemption In Writing. If you do not hold shares through a brokerage account and you wish to redeem shares, you may redeem your shares through the Transfer Agent by sending a written request in proper form directly to: FBR Family of Funds c/o PFPC Inc., P.O. Box 8994, Wilmington, Delaware 19899-8994. You may also place redemption requests through an Investment Professional, who might charge a fee for this service.

         All  persons in whose  names the shares  are  registered  must sign any request for redemption. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, if the proceeds are not to be paid to the record owner at the address of record, or if the shareholder is a corporation, partnership, trust or fiduciary, signatures must be guaranteed by an Eligible Guarantor Institution. Eligible Guarantor Institutions are domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in a medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees received from institutions not participating will not be accepted. If a redemption is effected within 30 days of a change in your address of record, a signature guarantee will be required. A signature guarantee verifies your signature. You may call the Transfer Agent at 1-800-821-3460 to determine whether the entity that will guarantee the signature is an Eligible Guarantor Institution.

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, additional documentary evidence of authority is required in the event a redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

         Redemption By Telephone/Payment By Wire Transfer. You may redeem shares by telephone if you elected to be able to do so on your initial Application, or have filed a Telephone Authorization with the Transfer Agent. You may obtain a Telephone Authorization from the Transfer Agent by calling 1-800-821-3460.

         The proceeds of a redemption made by telephone will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specific checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE (normally 4:00 p.m., New York time), will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. To be paid by wire transfer, you must make a minimum redemption of $10,000. The Funds may modify this redemption service at any time. A transaction fee of $15.00 will be charged for payments by wire. The Distributor and the Transfer Agent reserve the right to refuse a telephone redemption if they deem it advisable to do so.

         During times of drastic economic or market conditions, you may experience difficulty in contacting the Distributor or Authorized Dealers by telephone to request a redemption of Fund shares. In such cases, you should consider using the other redemption procedures described above. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, a Fund's net asset value may fluctuate.

         The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Funds do not employ such procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Funds nor the Transfer Agent will be liable for any loss, liability, cost or expense for following the Funds' telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         Telephone Transaction Procedures. The Funds' telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Fund's records; (3) requiring the Funds' service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record;
(6) sending a written confirmation for each telephone transaction to the owners of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Funds elect to record shareholder telephone transactions.

         If you hold shares through a broker or other Investment Professional, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required.

Redemption In-Kind

         The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's shares by making payment in whole or in part in securities chosen by the Fund. These securities would be valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, you may incur transaction costs in converting those securities to cash after they have redeemed your shares. Each Fund will redeem your shares in a single account solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90 day period.

Additional Information About Redeeming Shares

         The Funds are not responsible for the efficiency of the Federal Wire System or a shareholder's investment adviser, broker-dealer or bank. You are responsible for any charges imposed by your bank or Investment Professional. To change the name of the designated bank account to receive redemptions, send a written request (with a signature guaranteed by an Eligible Guarantor Institution) to The FBR Family of Funds, c/o PFPC Inc., P.O. Box 8994, Wilmington, Delaware 19899-8994. For Retirement Plan accounts, redemption requirements may be different; consult your IRA plan document for more information.

Automatic Withdrawal

         Through the Automatic Withdrawal, you may withdraw a specified dollar amount (minimum of $100) on either a monthly or quarterly basis if you have a $10,000 minimum account balance. An application for Automatic Withdrawal can be obtained from the Distributor or the Transfer Agent. You may cancel the Automatic Withdrawal at any time. The Funds or the Transfer Agent may modify or terminate this option at any time.

                              SHAREHOLDER SERVICES

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         You may elect to reinvest dividends and capital gain distributions paid by a Fund in shares of any of the other FBR Funds or the FBR Money Market Portfolio of The RBB Fund, Inc. This option is available if the value of your account(s) in the fund that is paying the dividend is at least $5,000. In addition, the value of your account in the acquired fund must be at least as much as the minimum initial investment for that Fund. Alternatively, you may elect to continue cross-reinvestment until the value of your account with the acquired fund is at least the amount of the acquired fund's minimum initial investment. See the Account Application.

TAX-SHELTERED RETIREMENT PLANS

         The Funds offer their shares for purchase by retirement plans, including IRA plans for individuals and their non-employed spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent, including information on fees and taxes. You should read this information carefully, and it may be advisable for you to consult with an attorney or tax adviser.

EXCHANGE PRIVILEGE

         You may utilize the exchange privilege if you reside in any state in which the Funds' shares may be legally sold. You may exchange your shares of a Fund at net asset value for shares of any of the other fund advised by the Adviser or the FBR Money Market Portfolio of The RBB Fund, Inc. You should obtain and read the prospectus of the fund into which you want to exchange your shares. The exchange privilege may be modified or withdrawn at any time upon 60 days notice to shareholders and is subject to certain limitations. In addition, the Funds reserve the right to impose an administrative fee for each exchange.

         If you wish to make an exchange, you may do so by sending a written request to the Transfer Agent. You will be automatically provided with telephone exchange privileges when you open your account, unless you indicate on the account application that they do not wish to use this privilege. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be obtained from and filed with the Transfer Agent. Once this election has been made, you may simply contact the Transfer Agent at 1-800-821-3460 to request the exchange.

         If you do not currently own shares of the fund whose shares you wish to acquire, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless you specify otherwise in writing with all signatures guaranteed by an Eligible Guarantor Institution. See "Redemption In Writing" above. The exchange privilege may be modified or terminated at any time, or from time to time, by the Trust, upon 60 days written notice to shareholders.

         For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your own tax advisers concerning the tax consequences of an exchange.

         If an exchange is to a new fund, the dollar value of shares acquired must equal or exceed the Funds' minimum for a new account; if to an existing account, the dollar value must equal or exceed the Funds' minimum for subsequent investments. If any amount remains in the fund from which the exchange is being made, that remaining amount must not drop below the minimum account value required by the Funds.

                     OTHER IMPORTANT INVESTMENT INFORMATION

DISTRIBUTION FEES

         Each Fund has adopted a distribution plan (a "12b-1 Plan") which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under these plans, each Fund pays a distribution fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

         The Realty Growth Fund pays dividends of net investment income quarterly and distributes net realized capital gains, if any, once a year. Each of the other Funds ordinarily pays dividends from its net investment income and distributes net realized securities gains, if any, once a year. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").

         You may choose to have dividends and distributions of a Fund paid to you in (i) cash, (ii) additional shares of the Fund or (iii) shares of any other FBR Fund, or the FBR Money Market Portfolio of The RBB Fund, Inc. (See "Cross-Reinvestment of Dividends and Distributions.") You should make this election on your account application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund.

TAXES

Federal Taxes

         Each Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the Code, so that the Funds will not be subject to U.S. federal income taxes or the 4% U.S. federal excise tax on undistributed income.

         Distributions by a Fund of its net investment income and the excess, if any, of its net realized short-term capital gain over its net realized long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but only a portion thereof may qualify for the 70% dividends-received deduction for corporate shareholders (which portion may not exceed the aggregate amount of qualifying dividends from domestic corporations received by a Fund and must be designated by the Fund as so qualifying). Distributions by a Fund of the excess, if any, of its net realized long-term capital gain over its net realized short-term capital loss are designated as capital gain distributions and are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction. If a shareholder disposes of shares in a Fund at a loss before holding such shares for more than six months, the loss will be treated as a long-term capital loss to the extent that the shareholder has received a capital gain distribution on those shares. Distributions to shareholders  of a Fund will be  treated  in the same  manner  for U.S.  federal income tax purposes whether received in cash or in additional shares. Distributions received by shareholders of a Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November, or December of such preceding year. Each Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.

Other Tax Information

         The information above is only a summary of some of the U.S. federal income tax consequences generally affecting each Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of U.S. federal income tax considerations in the Statement of Additional Information. In addition to the U.S. federal income tax, a shareholder may be subject to state or local taxes on his or her investment in a Fund, depending on the laws of the shareholder's jurisdiction. Investors considering an investment in one of the Funds should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

         When investors sign their account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. If investors do not comply with IRS regulations, the IRS requires each Fund to withhold 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.

         Because a shareholder's tax treatment depends on the shareholder's purchase price and tax position, shareholders should keep their regular account statements for use in determining their tax.

                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, are included in the current annual report, which is available upon request.

   Financial Services Fund, Small Cap Financial fund and Small Cap Value Fund

                 (for a Share Outstanding Throughout the Period)


                                                                  FBR Financial Services Fund
                                                                                   For the Period
                                                               For the Fiscal      January 3, 1997*
                                                                 Year Ended            through
                                                               October 31, 1998    October 31, 1997
                                                              -----------------    ----------------

Per Share Operating Performance**
   Net asset value, beginning of period..................             $16.03           $   12.00
                                                              -----------------    ----------------
   Net investment income/(loss)(1).......................               0.10                0.04
   Net realized and unrealized gain/(loss) on investments
     and options transactions, if any(2).................               1.04                3.99
                                                              -----------------    ----------------
   Net increase/(decrease) in net assets resulting from
     operations..........................................               1.14                4.03
                                                              -----------------    ----------------

Dividends and distributions to shareholders from:
   Net investment income.................................              (0.04)                --
   Net realized capital gains............................              (0.19)                --
   Tax Return of Capital.................................                --                  --
                                                              -----------------    ----------------
   Total dividends and distributions to shareholders.....              (0.23)                --
                                                              -----------------    ----------------
   Net asset value, end of period........................           $16.94             $   16.03
                                                              =================    ================
   Total investment return(3) ...........................             7.12%                33.58%
                                                              =================    ================

Ratios/Supplemental Data
   Net assets, end of period (000's omitted).............          $50,342              $23,985
   Ratio of expenses to average net assets(1)............            1.65%                  1.65%(4)
   Ratio of net investment income/(loss) to average net
     assets(1)...........................................            0.61%                  0.57%(4)
   Increase/(decrease) reflected in above expense ratios
     and net investment income/(loss) due to waivers and
     related reimbursements..............................            0.22%                  1.42%(4)
   Portfolio turnover rate...............................          105.58%                 49.68%

-------------------

  *   Commencement of investment operations.
  **  Calculated  based on shares  outstanding  on the first and last day of the respective  periods,  except for dividends and  distributions,  if any are
      based  on  actual  shares   outstanding   on  the   respective   dates  of
      distributions.
(1)   Reflects waivers and related reimbursements.
(2)   The amounts shown for shares outstanding throughout the respective periods are not in accordance  with the changes in the aggregate  gains and losses on  investments  during the  respective  periods  because of the timing of sales and  repurchases of Fund shares in relation to fluctuating net asset value during the respective periods.
(3)   Total investment  return does not consider the effects of sales charges or contingent  deferred sales charges.  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last  day of each  period  reported  and  will  include  reinvestments  of dividends  and  distributions,  if any.  Total  investment  return  is not annualized.
(4)   Annualized.


    FBR Small Cap Financial Fund                  FBR Small Cap Value Fund
-------------------------------------           --------------------------------

                      For the Period        For the Fiscal       For the Period
 For the Fiscal       January 3, 1997*        Year Ended        January 3, 1997*
   Year Ended             through            October 31,             through
October 31, 1998      October 31, 1997          1998            October 31, 1997
----------------      ----------------      --------------      ----------------
   $  17.53              $  12.00              $  16.70            $  12.00
   ----------            --------              --------            --------
       0.08                  0.02                 (0.08)              (0.05)
      (1.81)                 5.51                 (1.46)               4.75
   ---------             --------             ---------            --------
      (1.73)                 5.53                 (1.54)               4.70
   ---------             --------             ---------            --------
      (0.03)                 --                    --                  --
      (0.15)                 --                   (0.49)               --
        --                   --                    --                  --
   ---------             --------             ----------           --------
      (0.18)                 --                   (0.49)               --
   ---------             --------             ----------           --------
   $  15.62              $ 17.53              $   14.67            $  16.70
   =========             ========             ===========          ========
      (9.99)%              46.08%                 (9.57)%             39.17%
   =========             ========             ===========          ========
   $ 53,439              $43,362              $  15,250            $  8,269
       1.63%               1.65%(4)                1.65%               1.65% (4)
       0.35%               0.57%(4)               (0.81)%             (0.79)%(4)
       0.14%               1.43%(4)                0.60%               3.84% (4)
      94.23%              35.41%                  78.26%              42.59%

                              FINANCIAL HIGHLIGHTS
                               Realty Growth Fund
                 (for a Share Outstanding Throughout the Period)

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period July 3, 1995 (commencement of investment operations) through March 31, 1996, for the fiscal years ended March 31, 1997 and March 31, 1998, and for the fiscal period ended October 31, 1998. This information has been derived from the financial statements for those periods. The information regarding the period ended October 31, 1998 has been audited by Arthur Andersen LLP, whose report thereon is included in the Fund's current annual report to shareholders. The information regarding the year ended March 31, 1998 has been audited by Deloitte & Touche, whose report thereon is included in the March 31, 1998 annual report to shareholders of the GrandView Funds. The information for prior periods was audited by other auditors. The financial data included in this table should be read in conjunction with the financial statements and relate notes incorporated by reference in the Statement of Additional Information. The Fund was reorganized as a series of the Trust on September 18, 1998. Prior to that date, the Fund was a series of the GrandView Investment Trust. Shares reflected in the following table were equivalent to current shares, but were offered subject to a different front end sales charge schedule.

                                                          For the Period    For the Fiscal    For the Fiscal
                                                          April 1, 1998       Year Ended         Year Ended     For the Period July
                                                             through          March 31,          March 31,       3, 1995* through
                                                         October 31, 1998       1998              1997           March 31, 1996
                                                         ----------------    ---------        --------------    ------------------
Per Share Operating Performance**                                $14.51            $12.69            $10.09         $10.00
                                                                 ------            ------            ------         ------
   Net asset value, beginning of period...............
   Net investment income(1)...........................           0.22               0.11              0.33           0.20
   Net realized and unrealized gain/(loss) on investments and
     options transactions, if any(2))..................          (3.57)             3.00              4.14           0.36
                                                                 ------             ----              ----           ----
   Net increase/(decrease) in net assets resulting
     from operations..................................           (3.35)             3.11              4.47           0.56
                                                                 ------             ----              ----           ----
Dividends and distributions to shareholders from:
   Net investment income..............................           (0.13)            (0.11)           (0.33)         (0.20)
   Net realized capital gains.........................           (1.35)            (1.18)           (1.53)         (0.22)
   Tax return of capital..............................              --               --             (0.01)         (0.05)
                                                                 ------            ------          -------         ------
   Total dividends and distributions to shareholders..           (1.48)            (1.29)           (1.87)         (0.47)
                                                                 ------            ------          ------         -------
   Net asset value, end of period.....................           $9.68             $14.51          $12.69         $10.09
                                                                 ======            ======          ======         ======
   Total investment return(3) ........................           21.14%            24.80%          45.12%          5.70%
                                                                 ======            ======          ======         ======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted)..........           $2,287            $2,376         $1,158           $182
   Ratio of expenses to average net assets(1)
       Before expense reimbursements and waived fees.........     5.41% (4)          5.68%          9.59%         31.34%(4)
       After expense reimbursements and waived fees..........     2.00% (4)          2.00%          1.89%          2.00%(4)
   Ratio of net investment income to average net assets (1)
       Before expense reimbursements and waived fees........     (0.43)%(4)         (3.09)%        (4.58)%       (25.55)%(4)
       After expense reimbursements and waived fees..........     2.98% (4)          0.59%          3.12%          3.62% (4)
   Increase/(decrease) reflected in above expense
     ratios and net investment income due to waivers
     and related reimbursements.......................            3.41% (4)          3.68%          7.70%         29.34% (4)
   Portfolio turnover rate...................................   136.24%            170.19%        197.90%         44.44%
-----------------
  *   Commencement of investment operations.
 **   Calculated  based on shares  outstanding  on the first and last day of the respective  periods,  except for dividends and  distributions,  if any are
      based  on  actual  shares   outstanding   on  the   respective   dates  of
      distributions.
(1)   Reflects waivers and related reimbursements.
(2)   The amounts shown for shares outstanding throughout the respective periods are not in accordance  with the changes in the aggregate  gains and losses on  investments  during the  respective  periods  because of the timing of sales and  repurchases of Fund shares in relation to fluctuating net asset value during the respective periods.
(3)   Total investment  return does not consider the effects of sales charges or contingent  deferred sales charges.  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last  day of each  period  reported  and  will  include  reinvestments  of dividends  and  distributions,  if any.  Total  investment  return  is not annualized.
(4)   Annualized.

                             ADDITIONAL INFORMATION

                               FBR FAMILY OF FUNDS

Additional information about the Funds is available free of charge, upon request, in the following forms:

o    Statement of  Additional  Information  - additional  information  about the
     Funds'  operations.   The   information  presented  in  the   Statement  of
     Additional Information is incorporated by reference into this prospectus.

o Annual Report - additional information about the Funds' investments and a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

o    Semi-Annual Report - additional information about the Funds' investments.

To request a free copy of any of the materials described above, or to make other inquiries, contact us:

         By telephone:                      1-888-888-0025

         By mail:                           FBR Family of Funds
                                            Potomac Tower
                                            1001 Nineteenth Street North
                                            Arlington, Virginia  22209

         By e-mail:                         info@fbrfunds.com

         On the Internet:                   http://www.fbrfunds.com

Information about the Funds (including the Funds' Statement of Additional Information) can also be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.





Investment Company Act file number 811-0766

                               FBR FAMILY OF FUNDS

                           FBR FINANCIAL SERVICES FUND

                             FBR REALTY GROWTH FUND

                          FBR SMALL CAP FINANCIAL FUND

                            FBR SMALL CAP VALUE FUND


                                  March 1, 1999


                               FBR Family of Funds
                                  Potomac Tower
                          1001 Nineteenth Street North
                            Arlington, Virginia 22209
                       Toll-Free Telephone: 1-888-888-0025



This Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Prospectus of the FBR Family of Funds, dated the same date as the date hereof, as supplemented from time to time (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. The financial statements and notes contained in the annual report and semi-annual report are incorporated by reference into this SAI. Copies of the SAI, Prospectus, annual and semi-annual reports may be obtained at no charge by writing or calling the address or phone number shown above.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
Investment Objectives and Policies                                           2
Investment Limitations and Restrictions                                     17
Valuation of Portfolio Securities                                           22
Performance                                                                 22
Additional Redemption Information                                           24
Dividends and Distributions                                                 25
Taxes                                                                       25
Trustees and Officers                                                       27
Advisory and Other Contracts                                                29
Additional Information                                                      35
Financial Statements                                                        37
Appendix A                                                                 A-1

                       STATEMENT OF ADDITIONAL INFORMATION


The FBR Family of Funds (the "Trust") is an open-end management investment company. The Trust currently consists of five series of units of beneficial interest ("shares"). The outstanding shares represent interests in the FBR Financial Services Fund (the "Financial Services Fund"), FBR Small Cap Financial Fund (the "Small Cap Financial Fund"), which are diversified series of the Trust, and FBR Small Cap Value Fund (the "Small Cap Value Fund," formerly the FBR Small Cap Growth/Value Fund), FBR Realty Growth Fund ("Realty Growth Fund") and the FBR Information Technologies Fund (the "Information Technologies Fund"), which are non-diversified series of the Trust (individually, a "Fund" and, collectively, the "Funds"). This Statement of Additional Information relates to each Fund, except the Information Technologies Fund. Currently, shares of the Information Technologies Fund are not being offered. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Funds should be made without first reading the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES





Additional Information Regarding Fund Investments


The following descriptions supplement the descriptions of the investment policies of each Fund set forth in the Prospectus. Each Fund's investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this Statement of Additional Information.


Short-Term Obligations. With respect to each Fund there may be times when, in the opinion of the Adviser, adverse market conditions exist, including any period during which it believes that the return on certain money market type instruments would be more favorable than that obtainable through a Fund's normal investment programs. Accordingly, for temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash and/or short-term obligations. To the extent that a Fund's assets are so invested, they will not be invested so as to meet its investment objective. The short-term instruments may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Bankers' acceptances are instruments of the U.S. banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity. Money market instruments may carry fixed, variable, or floating interest rates. A security's credit may be enhanced by a bank, insurance company, or other entity. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.

Convertible Securities. The Funds may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks. The Funds may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Funds may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund's ability to achieve its investment objectives.

Asset-Backed Securities. Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

Mortgage-Backed Securities. The Funds may invest in securities that directly or indirectly represent participations in, or are collateralized by the payable and payable from, mortgage loans secured by real property. ("Mortgage-Backed Securities").

Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("Ginne Mae") and government-related organizations such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the adviser purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though, the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a Mortgage-Backed Security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities' return to a Fund. In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue Mortgage-Backed Securities and among the securities that they issue. Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. This guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are guaranteed as to timely payment of the principal and interest by Fannie Mae. Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also knows as "Freddie Mac PC's"). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United

States or any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it become payable.

The Funds may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans ("CFOs" and "REMICs") and derivative multiple-class mortgage-backed securities ("Stripped Mortgage-Backed Securities" or "SMBSs").

Structured Securities. Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets. For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service ("IRS") nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund. The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

Variable or Floating Rate Securities. Variable or floating rate securities provide for periodic adjustments of the interest rate paid. Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.

Swap Agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Funds are not limited to any particular form of swap agreement if the Adviser determines it is consistent with a Fund's investment objective and policies.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities. The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.

Stripped Securities. The Funds may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. REFCORP Strips are eligible investments for the Funds.

Zero Coupon Bonds. The Funds are permitted to purchase zero coupon bonds. Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period of maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires a Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Real Estate-Related Investments. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Repurchase Agreements. Under the terms of a repurchase agreement, a Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Repurchase agreements are considered to be loans by the staff of the Commission.

Reverse Repurchase Agreements. As discussed in the Prospectus, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price. The Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. Government securities or other liquid, high-grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowing by a Fund under the 1940 Act.

Lower-Rated Debt Securities. The Funds may purchase lower-rated debt securities, commonly referred to as "junk bonds" (those rated below the fourth highest grade by a nationally recognized statistical ratings organization ("NRSRO") and non-rated securities judged by the Adviser to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund's ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Adviser's research and credit analysis are an especially important part of managing securities of this type held by the Funds. In considering investments for the Funds, the Adviser will attempt to identify those issuers of high-yielding debt securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.


Illiquid Investments and Restricted Securities. Each Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities which do not meet the criteria for liquidity established by the Trust's Board of Trustees. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business, within seven days, at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of each Fund's investments and, through reports from the Adviser, the Board of Trustees monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, the Adviser may determine some over-the-counter options, restricted securities and loans and other direct debt instruments, and swap agreements to be illiquid. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted securities are securities which cannot be sold to the public without registration under the Securities Act of 1933. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under Federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The staff of the Commission has left the question of determining the liquidity of certain restricted securities, including Rule 144A securities and foreign securities, to the Trustees.

The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Trustees. The Trustees will continue to monitor and periodically review the Adviser's selection of Rule 144A securities as well as any determinations as to their liquidity.


Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Funds in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the Funds to supply additional cash to the borrower on demand.


Foreign Investment. The Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") and securities purchased on foreign securities exchanges and over-the-counter.

Depository receipts are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.


Other permissible investments include: Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Such investment may subject the Funds to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S.
securities markets.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Transactions. Each Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. A Fund will convert currencies on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds. The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in Deutschemarks, the Fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Commission guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by Commission guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on the Adviser's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged a Fund by selling that currency in exchange for U.S. dollars, the Fund would be unable to participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Adviser's use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

Futures Contracts. The Funds may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. A Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek, through the sale of futures, contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

A Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Restrictions on the Use of Futures Contracts. A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. A Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed one third of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

The Trust, on behalf of each Fund, has undertaken to restrict its futures contract trading as follows: first, a Fund will not engage in transactions in futures contracts for speculative purposes; second, a Fund will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, a Fund will disclose to all prospective shareholders the purpose of and limitations on its commodity futures trading; fourth, a Fund will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Fund's intention to qualify as such.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by a Fund are only for hedging purposes, the Adviser believes that the Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Options. The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

Covered Call Options. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Covered Put Options. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing Put and Call Options. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

Options  on  Foreign  Securities.  The Funds may  purchase  and sell  options on foreign securities if a Fund's Adviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

Risks Involved in the Sale of Options. Options transactions involve certain risks, including the risks that a Fund's Adviser will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of a Fund's Adviser to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when its Adviser believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Adviser may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Funds' use of options.

Special Expiration Price Options. The Funds may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that the Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Funds' profits if the special expiration price options are exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPS. The Small Cap Value Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount. The Small Cap Value Fund will not purchase these options with respect to more than 25% of the value of its net assets.

LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities' appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities. A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.


Short Sales. Each Fund, except the Realty Growth Fund, may seek to hedge investments or realize additional gains through the use of short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

Securities Lending. Each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. Each Fund will limit its securities lending to 33 1/3% of total assets.

Investment Company Securities. Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. The Adviser will waive its investment advisory fees as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by a Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent such fees are not waived by the Adviser.

When-Issued Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment. Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt. A Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

                     INVESTMENT LIMITATIONS AND RESTRICTIONS

The following investment restrictions are fundamental with respect to each Fund other than the Realty Growth Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "Additional Information-Miscellaneous."

Each Fund may not:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3. Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act.

4. Borrow money, except that (a) a Fund may enter into commitments to purchase securities in accordance with its investment program, including when issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) a Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowing representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments.

5. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act") in the disposition of restricted securities.

7. With respect to 75% (50%, with respect to the Small Cap Value Fund) of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8. (a) With respect to the Financial Services Fund and the Small Cap Financial Fund, purchase the securities of any issuer if, as a result, less than 25% of a Fund's total assets would be invested in the securities of issuers principally engaged in the financial services group of industries; and (b) with respect to the Small Cap Value Fund, purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. These limitations do not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

The following investment restrictions are fundamental with respect to the Realty Growth Fund and may be changed only by a vote of a majority of that Fund's outstanding shares as defined in "Additional Information Miscellaneous."

The Realty Growth Fund may not:

1. Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow from banks and enter into reverse repurchase agreements in an amount not to exceed 33 1/3% of the current value of its respective net assets, including the amount borrowed (and the Fund may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, taken at market value). It is intended that a Fund would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of portfolio securities.

2. Make short sales of securities or purchase securities on margin, except that the Trust may purchase and sell various types of futures contracts and may obtain short term credits as necessary for the clearance of security transactions.

3. Underwrite securities issued by other persons, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

4. Make loans to other persons except (a) through the lending of its portfolio securities, but not in excess of 33 1/3% of the Fund's net assets, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations or (c) by purchasing all or a portion of an issue of debt securities; for purposes of this paragraph 4 the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan.

5. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business, except that the Fund may purchase and sell mortgage-related securities and may hold and sell real estate acquired as a result of the ownership of securities by the Fund.

6. Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

7. Invest 25% or more of its assets in securities of issuers in any one industry (other than securities or obligations issued or guaranteed by the United States government or any agency or instrumentality thereof), except that it will invest at least 25% of its assets in securities of issuers in the real estate industry.

Non-Fundamental Restrictions.

The following restrictions with respect to the Funds other than the Realty Growth Fund are not fundamental and may be changed without shareholder approval:

1. No Fund will purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

2. No Fund will invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

3. No Fund will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under the 1933 Act ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. The Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

4. No Fund will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

5. Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

The following restrictions with respect to the Realty Growth Fund are not fundamental and may be changed without shareholder approval. The Realty Growth Fund does not as a matter of operating policy:

1. Borrow money for any purpose in excess of 10% of the net assets of the Fund (taken at cost) (the Fund will not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund (taken at market value));

2. Sell any security which the Fund does not own unless by virtue of the ownership of other securities there is at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

3.       Invest for the purpose of exercising control or management;

4. Purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken in each case at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for the Fund;

5. Invest more than 15% of the net assets of the Fund in securities that are not readily marketable or which are subject to legal or contractual restrictions on resale including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

6. Purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

7. Make short sales of securities, except that the Fund may purchase and sell various types of futures contracts and may obtain short term credits as necessary for the clearance of security transactions;

8. Invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market), but not more than 2% of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange or the American Stock Exchange;

9. With respect to 50% of the Fund's total assets, invest more than 5% of its total assets in securities of any one issuer, and as to the remaining 50% of the Fund's total assets, invest more than 25% in the securities of any one issuer;

10. Purchase securities of any issuer if, as to 75% of the assets of the Fund at the time of purchase, more than 10% of the voting securities of any issuer would be held by the Fund, or;

11. Invest more than 15% of the Fund's total assets in the securities of issuers which together with any predecessors (including public and private predecessor operating companies) have a record of less than three years of continuous operating or securities of issuers which are restricted as to disposition, despite any determinations made by the Board of Trustees that such securities are liquid.

General. The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of a Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such shareholder vote.

                        VALUATION OF PORTFOLIO SECURITIES

Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds' shares.


In computing a Fund's net asset value, all liabilities incurred or accrued are deducted from net assets. The resulting net assets are divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees. The Board of Trustees will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.


New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                                   PERFORMANCE

From time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in Fund shares may be advertised. An explanation of how yields and total returns are calculated and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing a Fund's performance. A Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for the Fund for the 1-, 5- and 10-year period (or the life of the Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in a Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Trust of future yields or rates of return on its shares. The yield and total returns of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and operating expenses.


Standardized Yield. A Fund's "yield" (referred to as "standardized yield") for a given 30 day period is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:


        Standardized Yield = 2 [(a-b + 1)6 - 1]
                                 ---
                                 cd

The symbols above represent the following factors:

      a  =  dividends and interest earned during the 30-day period.

      b  =  expenses accrued for the period (net of any expense reimbursements).


      c = the average daily number of shares outstanding during the 30-day period that were entitled to receive dividends.

      d = the maximum offering price per share on the last day of the period, [adjusted for undistributed net investment income].


The standardized yield for a 30 day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30 day period occurs at a constant rate for a six month period and is annualized at the end of the six month period. This standardized yield is not based on actual distributions paid by a Fund to shareholders in the 30 day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period.





Dividend Yield and Distribution Returns. From time to time a Fund may quote a "dividend yield" or a "distribution return." Dividend yield is based on the share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of Fund on the last day of the period.

Dividend Yield  =      Dividends        +  Number of days (accrual period) x 365
                   --------------------
                   Max. Offering Price
                   (last day of period)


From time to time similar yield or distribution return calculations may also be made using the net asset value (instead of its respective maximum offering price) at the end of the period.


Total Returns. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an

Ending Redeemable Value ("ERV"), according to the following formula:

                     (ERV)n-1 = Average Annual Total Return
                      ---
                      (P)

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                             (ERV)-1 = Total Return
                              ---
                              (P)

From time to time a Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value." It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment and takes into consideration the reinvestment of dividends and capital gains distributions.

The average annual total returns of shares of the Funds were as follows:

                  Fund                                 Total Return
                  ----                                 ------------
                                          (for periods ending October 31, 1998)
                                            1 Year       Since Inception*
                                            ------       ----------------

Financial Services Fund................     7.12%             21.63%

Small Cap Financial Fund............       (9.99)%            16.14%

Small Cap Value Fund.................      (9.57)%            13.39%

Realty Growth Fund....................     (17.14)%           12.21%

--------------------
* The Financial Services Fund, the Small Cap Financial Fund and the Small Cap Value Fund commenced operations on January 3, 1997. The Realty Growth Fund commenced operations on July 3, 1995.

Prior to its reorganization as a series of the Trust on September 18, 1998, the Realty Growth Fund was a series of the GrandView Investment Trust ("GrandView"). Shares offered prior to the reorganization were sold with a maximum 4.5% front-end sales charge. Prior to the reorganization, the Fund was managed by portfolio management personnel of GrandView Advisers, Inc. who continue to manage the Fund as employees of FBR Fund Advisers, Inc., subject to the same investment objectives, policies and restrictions that applied to the Fund prior to its reorganization.

During the period shown, Class A shares of the Funds (the class that corresponds to the currently outstanding shares) were offered subject to a minimum initial sales charge of 5.5%. The sales charge was terminated on December 10, 1998, and it is not reflected in the total return figures shown above.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares may be purchased or redeemed through FBR Investment Services, Inc. ("FBR Services" or "Distributor") account executives, other authorized dealers or directly through PFPC Inc. ("PFPC" or the "Transfer Agent"). The minimum initial investment for each Fund is $2,000. Subsequent investments must be $100 or more. The minimum initial investment for Individual Retirement Accounts ("IRAs"), or pension, profit-sharing or other employee benefit plans is $1,000 and minimum subsequent investments are $100.

Shares may be purchased at a price equal to their next determined net asset value ("NAV").

Redemption. The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.


Redemption in Kind. Although each Fund intends to redeem shares in cash, each Fund reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund. To the extent available, such securities will be readily marketable. Redemption in kind will be made in conformity with applicable Commission rules, taking such securities at the same value employed in determining NAV and selecting the securities in a manner the Trustees determine to be fair and equitable. The Funds have elected to be governed by Rule 18f-1 of the 1940 Act under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Commission by order may permit to protect Fund shareholders.

                           DIVIDENDS AND DISTRIBUTIONS

Each Fund ordinarily declares and pays dividends from its net investment income. Each Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

The amount of distributions may vary from time to time depending on market conditions and the composition of a Fund's portfolio.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund's share of the total net assets of the Trust.

                                      TAXES

It is the policy of each Fund to seek to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the IRS Code (the "Code") for so long as such qualification is in the best interests of its shareholders. By following such policy and distributing its income and gains currently with respect to each taxable year, each Fund expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.

In order to qualify as a RIC, a Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) diversify its holdings so that at the end of each quarter of its taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. If a Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.

A non-deductible excise tax is imposed on RICs that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Trust will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide a (or has provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the IRS for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a complete explanation of the federal tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.

                              TRUSTEES AND OFFICERS

Board of Trustees

Overall responsibility for management of the Trust rests with the Trustees, who are elected by the shareholders of the Trust. The Trust is managed by the Trustees in accordance with the laws of the State of Delaware. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The Trustees of the Trust, their addresses, ages and their principal occupations during the past five years are as follows:



                                          Position(s) Held           Principal Occupation
Name, Address and Age                     With the Trust             During Past 5 Years
---------------------                     --------------             -------------------

C. Eric Brugel, [35]*                     Trustee, President and     Managing Director, Friedman, Billings, Ramsey
Potomac Tower                             Assistant Secretary        & Co., Inc.
1001 Nineteenth Street North
Arlington, VA  22209

Michael A. Willner, [41]                  Trustee                    President, Catalyst Advisers, Inc. from
11521 Potomac Road                                                   September 1996 to Present; President, Federal
Lorton, VA  22079                                                    Filings, Inc. from July 1986 to July 1995.

F. David Fowler, [64]                     Trustee                    Dean, The George Washington University School
9450 Newbridge Drive                                                 of Business and Public Management; Partner,
Potomac, MD  20854                                                   KPMG Peat Marwick from October 1969 to June
                                                                     1992.

George W. Grosz, [60]                     Trustee                    Consultant; President and CEO, Meridian Asset
533 S. Waterloo Road                                                 Management Co. from May 1994 to April 1996;
Devon, PA  19333                                                     Executive Vice President and Director, Riggs
                                                                     National Bank from January 1987 to April 1994.

------------------------
*        Mr. Brugel is deemed to be an "interested person" of the Trust under the 1940 Act.


The Board of Trustees presently has an audit committee, a valuation committee, and a nominating committee. The members of each committee are Messrs. [Grosz], Willner and Fowler. The function of the audit committee is to recommend independent auditors and review and report on accounting and financial matters. The function of the valuation committee is to determine and monitor the value of the Funds' assets. The function of the nominating committee is to nominate persons to serve as disinterested trustees and trustees to serve on committees of the Board.

Remuneration of Trustees and Certain Executive Officers

Each Independent Trustee receives an annual retainer of $5,000 and a fee of $1,000 for each regular meeting and $500 for each committee meeting attended, plus expenses, and $250 for each telephonic meeting. Officers of the Funds and Directors who are interested persons of the Funds do not receive any compensation from the Funds or any other funds managed by the Investment Manager. The following table sets forth information regarding compensation of Independent Trustees by the Trust for the fiscal year ended October 31, 1998.

                               Compensation Table
                  (for the fiscal year ended October 31, 1998)


                                                           Pension or                               Total
                                                           Retirement                           Compensation
                                                            Benefits         Estimated              From
                                         Aggregate          Accrued           Annual             Registrant
                                        Compensation       As Part of        Benefits             and Fund
                                            from              Fund             Upon             Complex Paid
          Name of Trustee                Registrant         Expenses        Retirement           to Trustee
          ---------------                ----------         --------        ----------           ----------

F. David Fowler.....................         $11,250             $0                $0             $11,250

George W. Grosz  ...................         $7,750              $0                $0             $7,750

Michael A. Willner  ................         $11,250             $0                $0             $11,250

Patrick J. Keeley*..................         $2,125              $0                $0             $2,125

----------------
*        Mr. Keeley resigned from the Board of Trustees effective December 16, 1997.


The officers of the Trust, their ages, addresses and principal occupations during the past five years, are as follows:

                                   Position(s) Held       Principal Occupation
Name, Address and Age              With the Trust         During Past 5 Years
---------------------              --------------         -------------------

C. Eric Brugel, [35]               Trustee, President     Managing Director of Friedman, Billings, Ramsey & Co.,
Potomac Tower                      and Secretary          Inc.
1001 Nineteenth Street North
Arlington, Virginia  22209

Winsor H. Aylesworth, [   ]        Vice President and     President of GrandView Advisers, Inc. from [month] 1994 to
[address]                          Treasurer              September 1998; previously ________ of Bank of Boston
                                                          Corporation.

John Voorhees, 40                  Vice President         Vice President of Friedman, Billings, Ramsey & Co., Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, Virginia  22209

Frank J. Maresca, [39]             Assistant Treasurer    President and Chief Executive Officer of BSFM since
245 Park Avenue                                           December 4, 1997; Managing Director of Bear, Stearns & Co.
New York, NY 10167                                        Inc. since September 1994; Associate Director of Bear,
                                                          Stearns & Co. Inc. from September 1993 to September 1994;
                                                          Executive Vice President of BSFM from March 1992 to
                                                          December 1997; Vice President of Bear, Stearns & Co. Inc.
                                                          from March 1992 to September 1993.

                                      -28-




Vincent L. Pereira, [32]           Assistant Secretary    Executive Vice President of BSFM since December 4, 1997;
245 Park Avenue                                           Associate Director of Bear, Stearns & Co. Inc. since
New York, New York 10167                                  September 1995 and Vice President of BSFM from May 1993 to
                                                          December  1997;   Vice President to September
                                                          1995;  Assistant  Vice President  of Mitchell
                                                          Hutchins  from October 1992   to  May   1993;
                                                          Senior    Relationship Manager  of   Mitchell
                                                          Hutchins   from   June 1988 to October 1992.


[As of November 30, 1998, the Trustees and officers of the Trust owned less than 1% of all of the Trusts' shares.]


                          ADVISORY AND OTHER CONTRACTS

Investment Adviser

FBR Fund Advisers, Inc. is the investment adviser to the Funds. The Adviser directs the investment of the Funds' assets, subject at all times to the supervision of the Trust's Board of Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of the Funds' investments.

The Adviser was organized as a Delaware corporation on September 30, 1996 and is registered as an investment adviser under the 1940 Act. It is an affiliate of Friedman, Billings, Ramsey & Co., Inc., Friedman, Billings, Ramsey Investment Management, Inc. and FBR Offshore Management, Inc. Affiliates of the Adviser manage approximately $700 million for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations.

The Investment Advisory Agreement


The Investment Advisory Agreement between the Adviser and the Trust on behalf of the Funds (the "Investment Advisory Agreement") provides that it will continue in effect as to each Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of a Fund (as defined under "Additional Information"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement for the Funds was last approved by the Trustees on December 8, 1998.


The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of a Fund and are under common control with FBR as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.


Investment Advisory Fees

         For the fiscal year ended October 31, 1998, the investment advisory fees paid by each Fund, other than the Realty Growth Fund, were as follows:


                              Gross Advisory Fees      Advisory Fee Waivers     Net Advisory Fees
                              -------------------      --------------------     -----------------

Financial Services Fund            $447,904                 $(108,464)               $339,440
Small Cap Financial Fund           $730,310                 $(113,536)               $616,774
Small Cap Value Fund               $142,388                 $( 92,160)               $ 50,228


For the period January 3, 1997 (commencement of investment operations) through October 31, 1997, the investment advisory fees paid by each Fund, other than the Realty Growth Fund, were as follows:

                              Gross Advisory Fees      Advisory Fee Waivers     Net Advisory Fees
                              -------------------      --------------------     -----------------

Financial Services Fund            $ 91,960                 $( 85,021)               $6,669
Small Cap Financial Fund           $ 87,174                 $( 79,894)               $7,280
Small Cap Value Fund               $ 25,311                 $( 25,311)               $    0


         Prior to its reorganization as a series of the Trust on September 18, 1998, the Realty Growth Fund was a series of GrandView Investment Trust, which had a fiscal year-end of March 31. For the period from April 1, 1998 to October 31, 1998, the Fund paid advisory fees of $14,751. For the fiscal years ended March 31, 1998 and March 31, 1997, and the period from July 3, 1995 to March 31, 1996, GrandView Advisers, Inc. waived its entire advisory fee for the GrandView Realty Growth Fund in the amounts of $16,482, $5,537 and $675, respectively.


Portfolio Transactions

Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Adviser generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by a Fund. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Trust. The Trustees have authorized the allocation of brokerage to Friedman, Billings, Ramsey & Co., Inc. ("FBR"), an affiliated broker-dealer, to effect portfolio transactions on an agency basis. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, a Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.


Investment decisions for a Fund are made independently from those made for the other funds of the Trust or any other investment company or account managed by the Adviser. Such other funds, investment companies or accounts may also invest in the same securities in which a Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other funds of the Trust or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parents or subsidiaries or affiliates and, in dealing with their commercial customers, the Adviser, its subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.


For the fiscal year ended October 31, 1998, the Funds paid brokerage commission as follows:

Fund                                   Total Brokerage Commission Paid           Commission Paid to FBR
----                                   -------------------------------           ----------------------

Financial Services Fund                              $102,385                            $18,160
Small Cap Financial Fund                             $132,824                            $19,315
Small Cap Value Fund                                 $ 44,460                            $ 4,675
Realty Growth Fund                                   $ 26,554*                           $   982*
---------------------
*        Prior to its  reorganization  as a series of the Trust on September 18,
         1998,  the Realty Growth Fund was a series of the GrandView  Investment
         Trust,  which had a fiscal year end of March 31.  This amount  reflects the brokerage commissions paid for the Realty Growth Fund from April 1,
         1998, through October 31, 1998.


For the period January 3, 1997 (commencement of investment operations) through October 31, 1997, the Funds paid total brokerage commissions as follows:
Financial Services Fund $32,583, Small Cap Financial Fund $20,143, and Small Cap Value Fund $10,555. No transactions were allocated to FBR during this period.

For the fiscal years ended March 31, 1998 and March 31, 1997, and the period from July 3, 1995 (commencement of operations) to March 31, 1996, the GrandView Realty Growth Fund paid total brokerage commissions of $28,575, $12,994 and $3,149, respectively. No transactions were allocated to FBR during these periods.

Distributor

FBR Investment Services, Inc., located at Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209, is an affiliate of the Adviser and serves as a non-exclusive underwriter and distributor (the "Distributor") of the Funds' shares pursuant to an agreement which is renewable annually. The Distributor is entitled to receive payments under the Funds' Distribution Plans described below.


Administrator

Under the terms of an Administration Agreement with the Trust on behalf of the Funds, Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., generally supervises certain operations of the Funds, subject to the overall authority of the Trust's Board of Trustees in accordance with Delaware law.


From time to time, BSFM may waive receipt of its fees, which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Funds will not pay BSFM at a later time for any amounts it may waive.

For the fiscal year ended October 31, 1998 and the period from January 3, 1997 (commencement of operations) to October 31, 1997, the Funds paid BSFM administration fees as follows: Financial Services Fund $37,325 and $7,641, Small Cap Financial Fund $60,859 and $7,625, Small Cap Value Fund $11,866 and $2,109. Prior to its reorganization as a series of the Trust on September 18, 1998, the Realty Growth Fund was a series of the GrandView Investment Trust, which had a fiscal year-end of March 31. For the period from April 1, 1998 to October 31, 1998, the fiscal years ended March 31, 1998 and March 31, 1997 and the period from July 3, 1995 (commencement of operations) to March 31, 1996, the Realty Growth Fund paid administration fees of $[216], $_____, $1,661 and $186, respectively.

Under the terms of an Administration and Accounting Services Agreement with the Trust on behalf of the Funds, PFPC Inc. provides certain administration and accounting services to the Funds. For the fiscal year ended October 31, 1998 and the period from January 3, 1997 (commencement of operations) to October 31, 1997, the Funds paid PFPC administration and accounting services fees as follows: Financial Services Fund $47,048 and $14,962, Small Cap Financial Fund $68,887 and $15,482, Small Cap Value Fund $15,745 and $7,907. During the fiscal period ended October 31, 1998, the Realty Growth Fund paid PFPC administration and accounting services fees of $[602]. Administration fees paid by the Fund prior to its reorganization as a series of the Trust are set forth in the previous paragraph.


Custodian and Transfer Agent

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, is the Funds' custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Funds' transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Funds.

Distribution Plans

The Trust's Board of Trustees has adopted a plan on behalf of each Fund pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). Pursuant to the Plans each Fund pays the Distributor a fee for distributing Fund shares at the annual rate of 0.25% of the average daily net assets of the Fund shares for which it is the distributor of record. Under the Plans, the Distributor may pay third parties in respect of these services such amount as it may determine. The fees paid to the Distributor under the Plans are payable without regard to actual expenses incurred. The Trust understands that these third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plans.

Distribution fees may be used by the Distributor for: (a) costs of printing and distributing a Fund's prospectus, statement of additional information and reports to prospective investors in the Funds; (b) costs involved in preparing, printing and distributing sales literature pertaining to a Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of a Fund's shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding a Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by a Fund's transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee; and (f) any other expense primarily intended to result in the sale of a Fund's shares, including, without limitation, payments to salesmen and selling dealers who have entered into selected dealer agreements with the Distributor, at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

In approving the Plans in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Independent Trustees, being Trustees who are not "interested persons," as defined by the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans) considered various factors and determined that there is a reasonable likelihood that the Plans will benefit the shareholders. The Plans will continue in effect as to a Fund from year to year if specifically approved annually (a) by the majority of such Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the Independent Trustees. While the Plans remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by each Fund under the Plans and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plans must be approved by the Board of Trustees and by the Independent Trustees cast in person at a meeting called specifically for that purpose. While the Plans are in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office.

Until December 10, 1998, FBR also served as a co-distributor of the Funds' shares. In addition from April 1, 1998 through December 20, 1998, each of the Funds had three classes of shares: Class A, which correspond to the currently outstanding shares, and Class B and Class C shares, each of which had Rule 12b-1 plans providing for distribution and service fees at an aggregate annual rate of 1.0% of the average daily net assets of the class. For the fiscal year October 31, 1998, the Funds paid the following distribution and service fees (amounts paid under the Class A, Class B and Class C Rule 12b-1 plans are aggregated):

Financial Services Fund--$125,128, Small Cap Financial Fund--$208,187, and Small Cap Value Fund--$40,789. For the period from April 1, 1998 to October 31, 1998, the Realty Growth Fund paid distribution fees of $4,134 (amounts paid under the Class A, Class B and Class C Rule 12b-1 plans are aggregated).

For the fiscal year ending  October 31, 1998,  the following  amounts were spent
for   distribution-related   activities  on  behalf  of  the  Funds  other  than
compensation to the Distributor (described above):


                                                   Printing And
                                                      Mailing         Compensation                  Approximate
                                                    Prospectuses        to Sales                    Total Amount
                                                   to other than     Personnel and                   Spent With
                                                      Current           Broker-                        Respect
                                   Advertising      Shareholders        Dealers        Other        to Each Fund
                                   -----------      ------------      ------------     -----        ------------

Financial Services Fund                $[ ]             $[ ]              $[ ]          $[ ]            $[ ]
Small Cap Financial Fund               $[ ]             $[ ]              $[ ]          $[ ]            $[ ]
Small Cap Value Fund                   $[ ]             $[ ]              $[ ]          $[ ]            $[ ]
Realty Growth Fund*                    $[ ]             $[ ]              $[ ]          $[ ]            $[ ]

-------------------
*        This amount reflects the 12b-1 fees paid by the Realty Growth Fund from
         September 18, 1998,  through October 31, 1998. As indicated above, that
         Fund paid no Rule 12b-1  distribution fees prior to its  reorganization as a series of the Trust.



Independent Accountants

Arthur Andersen LLP, 8000 Tower Cresent Drive, Vienna, VA 22182, serves as independent accountants to the Funds.

Legal Counsel

Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006 is the counsel to the Trust.

Expenses

Each Fund bears certain expenses relating to its operations; such expenses include, but are not limited to, the following: taxes, interest, brokerage fees and commissions, fees of the Trustees, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory fees, fees and out-of-pocket expenses of the custodian, administrators and transfer agent, certain insurance premiums, costs of maintenance of the Fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

                             ADDITIONAL INFORMATION

Description of Shares


The Trust is a Delaware business trust formed on May 1, 1996. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently is authorized to issue five series of shares, which represent interests in the FBR Small Cap Financial Fund, the FBR Financial Services Fund, the FBR Information Technologies Fund, the FBR Realty Growth Fund and the FBR Small Cap Value Fund. The Trust's Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective funds of the Trust, of any general assets not belonging to any particular fund which are available for distribution.


Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except: (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine). There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Trust. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a NAV of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.


Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund of the Trust affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will not be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

Shareholder and Trustee Liability

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Control Persons and Principal Holders of Securities


As of November 30, 1998, the following persons held of record 5% or more of the outstanding shares of the Funds.

NAME AND ADDRESS           PERCENTAGE OWNERSHIP                TYPE OF OWNERSHIP
----------------           --------------------                -----------------

                                [TO BE PROVIDED]


Miscellaneous

As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" means the consideration received by the Trust upon the issuance or sale of shares of a fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular fund that are allocated to that fund by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Trust will be the relative NAV of each respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund, which are allocated to each fund in accordance with its proportionate share of the net asset values of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular fund will be determined by the
Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.





                              FINANCIAL STATEMENTS


The audited financial statements contained in the annual report to shareholders for the Funds dated October 31, 1998 is incorporated herein by reference. Copies of the Funds' most recent annual or semi-annual report may be obtained without charge upon request by writing to FBR Family of Funds, Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209 or by calling toll free 1-888-888-0025.


The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                                   APPENDIX A

Description of Security Ratings.


The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thompson BankWatch, Inc. ("Thompson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements, i.e., their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

         AAA.     Highest credit quality.  The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+, AA, AA-. High credit quality protection factors are strong Risk is modest but may vary slightly from time to time because of economic conditions.

         A+, A, A-. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

      -   Leading market positions in well-established industries.

      -   High rates of return on funds employed.

      -   Conservative   capitalization   structures  with   moderate   reliance
          on  debt  and  ample  asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

         F-1+.  Exceptionally  Strong  Credit  Quality.   Issues  assigned  this
         rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very  Strong  Credit  Quality.   Issues   assigned   this   rating
         reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         Short-Term Debt Ratings. Thompson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, TBW does not suggest specific investment criteria for individual clients. The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less. The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4. The lowest rating category; this rating is regarded as non-investment grade and, therefore, speculative.

Definitions of Certain Money Market Instruments.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations. U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations. Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the

Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                       PART C to FBR Family of Funds N-1A
                       ----------------------------------

                                OTHER INFORMATION
                                -----------------


ITEM 23.          Exhibits
                  --------

(a)(1)            Certificate of Trust.1
(a)(2)            Delaware Trust Instrument dated April 30, 1996.1
(b)               Bylaws.1
(c)               None.
(d) Form of Investment Advisory Agreement between the Registrant and FBR Fund Advisers, Inc.2
(e)(1) Form of Distribution Agreement between the Registrant and FBR Investment Services, Inc.4
(e)(2)            Form of Selected Dealer Agreement.4
(f)               None.
(g)(1) Form of Custodian Agreement between the Registrant and Custodial Trust Company.2
(g)(2) Form of Sub-Custodian Agreement between Custodial Trust Company and Citibank N.A.2
(h)(1) Form of Administration Agreement between the Registrant and Bear Stearns Funds Management Inc.2
(h)(2) Form of Administration and Accounting Services Agreement between the Registrant and PFPC Inc.2
(h)(3) Form of Transfer Agency Services Agreement between the Registrant and PFPC Inc.2
(i)               Opinion and Consent of Dechert Price & Rhoads.4
(j)(1)            Consent of Arthur Andersen LLP.
(j)(2)            Consent of Deloitte & Touche LLP.
(k)               None.
(l)               Investment Letters.2
(m)               Form of Rule 12b-1 Distribution Plan.5
(n)               Financial Data Schedules.5
(o)               None.
(p)               Powers of Attorney.3

------------
1. Incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A as filed on June 11, 1996.
2 Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed on December 20, 1996.
3 Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed on June 27, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed on June 30, 1998.
5. To be filed by further Post-Effective Amendment prior to the effectiveness of this Post-Effective Amendment No. 5

ITEM 24.  Persons Controlled By or Under Common Control with Registrant
          -------------------------------------------------------------

          None.

ITEM 25.  Indemnification
          ---------------

     Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, filed as Exhibit 2 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

    "Section 10.02  Indemnification.

    (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

             (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

             (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

    (b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a   settlement,  unless  there  has  been a
determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

          FBR Fund Advisers, Inc. provides advisory services to the Registrant and its series. The directors and officers of FBR Fund Advisers, Inc. have held the following positions of a substantial nature:


Name                          Position with Adviser          Other Business
----                          ---------------------          --------------

Eric F. Billings              Director, Vice                 Director and Vice Chairman - Friedman,
                              Chairman, Chief                Billings, Ramsey Group, Inc. and its
                              Operating Officer and          predecessors and affiliates
                              Assistant Secretary

W. Russell Ramsey             Secretary and Treasurer        Director, President and Secretary -
                              and affiliates                 Friedman, Billings, Ramsey Group, Inc.
                                                             and its predecessors

Emanuel J. Friedman           Chairman and Chief             Chairman and Chief Executive Officer,
                              Executive Officer              Friedman, Billings, Ramsey Group, Inc.
                                                             and its predecessors and affiliates

C. Eric Brugel                Managing Director              Vice President - Friedman, Billings,
                                                             Ramsey & Co., Inc.


ITEM 27. Principal Underwriters
         ----------------------

     (a) Not applicable.

     (b)  FBR  Investment  Services,   Inc.  ("FBR  Services")  also  serves  as
non-exclusive Distributor to the Funds. The following information is provided with respect to each director, officer or partner of FBR Services:

     Name and principal   Positions and offices            Positions and offices
     business address1    with FBR Services                with Registrant
     ------------------   -----------------                ---------------

     C. Eric Bruegel      Chief Operating Officer              Trustee and
                                                                President

     Eric Y. Generous     Director and Chief Executive Officer    None

     (c) Not applicable.

ITEM 28. Location of Accounts and Records
         --------------------------------

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the Rules thereunder are maintained at the offices of PFPC (the Transfer Agent) and Bear Stearns Funds Management Inc. (the Administrator). The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Advisory & Other Contracts" in Part B to this Registration Statement.

ITEM 29.  Management Services
          -------------------

          Not applicable.

ITEM 30.  Undertakings
          ------------

          None.














---------------------
1. The address of each person is Potomac Tower, 1001 Nineteenth Street, Arlington, Virginia 22209.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on this 31st day of December, 1998.

                                 FBR FAMILY OF FUNDS


                                 By:         *
                                     ------------------------
                                        C. Eric Brugel

          As  required  by the  Securities  Act of  1933,  this  Post-Effective
Amendment No. 5 to the Registrant's Registration Statement has been signed by the following persons in the capacities indicated on the 31st day of December, 1998.

C. Eric Brugel*            Trustee and President
                           (Chief Executive Officer)

Eric F. Billings*          Treasurer
                           (Chief Financial Officer)

F. David Fowler*           Trustee

Michael A. Willner*        Trustee

George W. Grosz            Trustee


*By   /s/ William J. Kotapish
      -----------------------
      William J. Kotapish
      Attorney-in-fact

                                  EXHIBIT LIST
                                  ------------

Exhibit Number      Name of Exhibit
--------------      ---------------

(j)(i)              Consent of Arthur Andersen LLP

(j)(ii)             Consent of Deloitte & Touche LLP